Critical Accounting Judgments and Key Sources Used for Estimating Uncertain - Additional Information (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Goodwill	$ 16,577,250	$ 16,577,250
Goodwill impairment loss	$ 0	$ 0	$ 0